Related Party Transactions - Schedule of Interest Income Received by the Group (Detail) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CNOOC Finance Corporation Limited [member]
Interest income received by the Group
Interest income from deposits in CNOOC Finance	¥ 116	¥ 135